Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of Loan Portfolio Concentrated in Loans Secured by Real Estate.		87.10%
Discounted Percentage to Account for Selling and Marketing Costs	10.00%	10.00%
Probability of Uncertain Tax Positions of Being Realized upon Settlement, Minimum	50.00%	50.00%
Cash Surrender Value of Life Insurance	$ 17,088,693	$ 17,088,693	$ 15,419,269
Reclassification from AOCI to Retained Earnings Due to Stranded Tax Effects from the TCJ Act [Member]
Current Period Reclassification Adjustment	$ 1,068,295